SCHEDULE OF CONCENTRATION OF RISK (Details) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	25.00%	28.00%	34.00%	29.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	25.00%	23.00%	24.00%	25.00%
Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%	21.00%	22.00%	20.00%
Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	18.00%	13.00%	11.00%	17.00%
Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%
Four Customer [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			91.00%	91.00%